CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 July 22, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


     Re:               First Trust Exchange-Traded AlphaDEX Fund
                         (File Nos. 333-140895 and 811-22019)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497 on July 3, 2013. The Registration Statement relates to First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund and First Trust Small Cap Core AlphaDEX(R) Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                     Very truly yours,

                                     CHAPMAN AND CUTLER LLP


                                     By: /s/ Morrison C. Warren
                                         ---------------------------------
                                             Morrison C. Warren